GENERAL INFORMATION (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	[2]	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Sep. 22, 2017 HKD ($)
Disclosure of GENERAL INFORMATION [Line Items]
Nominal value of issued ordinary share/registered capital	¥ 943,000 [1]		$ 143,000,000	¥ 591,000		$ 91,000,000	¥ 397,000
Success Winner Limited [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Name	Success Winner Limited
Place and date of incorporation or establishment/operations	British Virgin Islands, May 29, 2009
Nominal value of issued ordinary share/registered capital			1
Percentage of equity attributable to the Company Direct	100.00%
Principal activities	Investment holding
Stand Best Creation Limited [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Name	Stand Best Creation Limited
Place and date of incorporation or establishment/operations	Hong Kong, January 17, 2008
Nominal value of issued ordinary share/registered capital		$ 10,000
Percentage of equity attributable to the Company Indirect	100.00%
Principal activities	Investment holding
Jinjiang Hengda Ceramics Co [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Name	Jinjiang Hengda Ceramics Co., Ltd.
Place and date of incorporation or establishment/operations	PRC, September 30, 1993
Nominal value of issued ordinary share/registered capital | ¥	¥ 288,880,000
Percentage of equity attributable to the Company Indirect	100.00%
Principal activities	Manufacture and sale of ceramic tiles
Jiangxi Hengdali Ceramic Materials Co [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Name	Jiangxi Hengdali Ceramic Materials Co., Ltd.
Place and date of incorporation or establishment/operations	PRC, May 4, 2008
Nominal value of issued ordinary share/registered capital | ¥	¥ 55,880,000
Percentage of equity attributable to the Company Indirect	100.00%
Principal activities	Manufacture and sale of ceramic tiles
Chengdu Future Talented Management and Consulting Co, Ltd
Disclosure of GENERAL INFORMATION [Line Items]
Name	Chengdu Future Talented Management and Consulting Co, Ltd (note 2)
Place and date of incorporation or establishment/operations	PRC, November 20, 2019
Nominal value of issued ordinary share/registered capital | ¥	¥ 30,000,000
Percentage of equity attributable to the Company Indirect	100.00%
Principal activities	Business management and consulting services
Vast Elite Limited [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Name	Vast Elite Limited
Place and date of incorporation or establishment/operations	Hong Kong, September 22, 2017
Nominal value of issued ordinary share/registered capital		1						$ 1
Percentage of equity attributable to the Company Indirect	100.00%
Principal activities	Trading of building material
Antelope Enterprise (HK) Holdings Limited
Disclosure of GENERAL INFORMATION [Line Items]
Name	Antelope Enterprise (HK) Holdings Limited
Place and date of incorporation or establishment/operations	Hong Kong, December 3, 2019
Nominal value of issued ordinary share/registered capital		$ 10,000
Percentage of equity attributable to the Company Indirect	100.00%
Principal activities	Investment holding
Antelope Holdings (Chengdu) Co., Ltd
Disclosure of GENERAL INFORMATION [Line Items]
Name	Antelope Holdings (Chengdu) Co., Ltd (note 3)
Place and date of incorporation or establishment/operations	PRC, May 9, 2020
Nominal value of issued ordinary share/registered capital			10,000,000
Percentage of equity attributable to the Company Indirect	100.00%
Principal activities	Business management and consulting services
Hainan Antelope Holdings Co., Ltd
Disclosure of GENERAL INFORMATION [Line Items]
Name	Hainan Antelope Holdings Co., Ltd (note 4)
Place and date of incorporation or establishment/operations	PRC, August 10, 2021
Nominal value of issued ordinary share/registered capital			10,000,000
Percentage of equity attributable to the Company Indirect	100.00%
Principal activities	Business management and consulting services
Antelope Future (Yangpu) Investment Co., Ltd
Disclosure of GENERAL INFORMATION [Line Items]
Name	Antelope Future (Yangpu) Investment Co., Ltd (note 5)
Place and date of incorporation or establishment/operations	PRC, August 11, 2021
Nominal value of issued ordinary share/registered capital			$ 10,000,000
Percentage of equity attributable to the Company Indirect	100.00%
Principal activities	Business management and consulting services
Antelope Investment (Hainan) Co., Ltd
Disclosure of GENERAL INFORMATION [Line Items]
Name	Antelope Investment (Hainan) Co., Ltd (note 6)
Place and date of incorporation or establishment/operations	PRC, August 23, 2021
Nominal value of issued ordinary share/registered capital | ¥	¥ 50,000,000
Percentage of equity attributable to the Company Indirect	100.00%
Principal activities	Business management and consulting services
Antelope Ruicheng Investment (Hainan) Co., Ltd
Disclosure of GENERAL INFORMATION [Line Items]
Name	Antelope Ruicheng Investment (Hainan) Co., Ltd (note 7)
Place and date of incorporation or establishment/operations	PRC, September 9, 2021
Nominal value of issued ordinary share/registered capital | ¥	¥ 50,000,000
Percentage of equity attributable to the Company Indirect	100.00%
Principal activities	Business management and consulting services
Hainan Kylin Cloud Services Technology Co., Ltd
Disclosure of GENERAL INFORMATION [Line Items]
Name	Hainan Kylin Cloud Services Technology Co., Ltd (note 8)
Place and date of incorporation or establishment/operations	PRC, September 18, 2021
Nominal value of issued ordinary share/registered capital | ¥	¥ 5,000,000
Percentage of equity attributable to the Company Indirect	51.00%
Principal activities	Business management and consulting services

[1]	(2) Equivalent to US$143,000
[2]	(1) Equivalent to US$91,000